Property & Equipment and Software Development Costs	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property & Equipment and Software Development Costs

Note 2 – Property & Equipment and Software Development Costs

Property and equipment and software development costs consisted of the following as of:

	September 30, 2023	December 31, 2022

Computers and equipment	$99,939	$99,939
Furniture	7,263	7,262
Accumulated depreciation	(85,118)	(66,121)
Total property and equipment, net	$22,084	$41,080

Software development costs	$7,369,257	$6,626,049
Accumulated amortization	(3,823,647)	(2,491,824)
Total software development costs, net	$3,545,610	$4,134,225

The Company recognized depreciation expense of $6,193 and $12,136 for the three months ended September 30, 2023, and 2022, respectively related to property and equipment and amortization expense of $458,973 and $262,703 for the three months ended September 30, 2023, and 2022, respectively related to software development costs. The Company recognized depreciation expense of $18,997 and $28,529 for the nine months ended September 30, 2023, and 2022, respectively related to property and equipment and amortization expense of $1,331,823 and $693,441 for the nine months ended September 30, 2023, and 2022, respectively related to software development costs.